PHOENIX-SENECA FUNDS

                       Supplement dated March 17, 2000 to
                        Prospectus dated January 28, 2000

     Effective April 3, 2000, the maximum sales charge payable on Class A Shares of the Growth Fund, the Mid-Cap "EDGE" Fund and the Real Estate Securities Fund will be 5.75%. For the Bond Fund, the maximum sales charge payable on Class A Shares remains at 4.75%. The reduced sales charges payable on investments over certain amounts and the dealer discounts applicable to Class A Shares have also changed. These changes do not affect shareholders' existing investments in the funds. However, any future investments in Class A Shares on or after April 3, 2000, including amounts invested under an automatic investment plan, will be subject to the revised sales charge schedule. The prospectus is hereby amended as described below.

The chart below provides restated Class A share average annual total returns (for calendar year periods) for the Growth Fund, the Mid-Cap "EDGE" Fund and the Real Estate Securities Fund based on the deduction of the new maximum sales charge of 5.75%. This chart replaces Class A share performance information in the current prospectus on page 8 for the Growth Fund, page 13 for the Mid-Cap "EDGE" Fund and page 18 for the Real Estate Securities Fund. All other performance information contained in the current prospectus remains unchanged.

------------------------------------------------------------------------- -------------------------- ----------------------------
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/99)(1)                     ONE YEAR               LIFE OF THE FUND(2)
------------------------------------------------------------------------- -------------------------- ----------------------------
Growth Fund Class A Shares                                                         30.92%                      32.78%
------------------------------------------------------------------------- -------------------------- ----------------------------
Mid-Cap "EDGE" Fund                                                                36.27%                      31.66%
------------------------------------------------------------------------- -------------------------- ----------------------------
Real Estate Securities Fund                                                        -9.83%                       1.25%
------------------------------------------------------------------------- -------------------------- ----------------------------

     (1) Average annual total returns in the table above reflect the deduction of the maximum sales charge (5.75%) for an investment in the funds' Class A shares.
     (2) Since March 8, 1996 for the Growth Fund and Mid-Cap "EDGE" Fund and March 12, 1996 for the Real Estate Securities Fund.

The "Fund Expenses" tables on pages 9, 14 and 19 of the current prospectus are amended to reflect that the maximum sales charge (load) imposed on purchases of Class A Shares, as a percentage of the offering price, is 5.75%.

The first of the Example tables in the current prospectus on page 10 for the Growth Fund, page 15 for the Mid-Cap "EDGE" Fund and page 20 for the Real Estate Securities Fund are amended as follows:

---------------------------------------------------------- ----------------- ----------------- ---------------- -----------------
                                                                1 YEAR           3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------- ----------------- ----------------- ---------------- -----------------
Growth Fund Class A Shares                                   $713              $1,004            $1,317           $2,200
---------------------------------------------------------- ----------------- ----------------- ---------------- -----------------
Mid-Cap "EDGE" Fund Class A Shares                           $815              $1,312            $1,834           $3,257
---------------------------------------------------------- ----------------- ----------------- ---------------- -----------------
Real Estate Securities Fund Class A Shares                   $979              $1,796            $2,624           $4,749
---------------------------------------------------------- ----------------- ----------------- ---------------- -----------------

All other information contained in the Example tables remains unchanged.

Under the heading "Sales Charges: Class A Shares" on page 27 of the current prospectus, the first sentence is amended to read: "If you purchase Class A Shares, you will pay a sales charge at the time of purchase equal to 5.75% of the offering price (6.10% of the amount invested) for the Growth Fund, the Mid-Cap "EDGE" Fund and the Real Estate Securities Fund and 4.75% of the offering price (4.99% of the amount invested) for the Bond Fund." The remainder of that paragraph remains unchanged.

The table under the heading "Sales Charges: Sales charge you may pay to purchase Class A Shares" on page 28 of the current prospectus is replaced in its entirety by the following:

BOND FUND

                                                                                 SALES CHARGES AS A PERCENTAGE OF
                                                                                 --------------------------------
AMOUNT OF TRANSACTION AT OFFERING PRICE                                      OFFERING PRICE           NET AMOUNT INVESTED
---------------------------------------                                      --------------           -------------------
Under $50,000                                                                     4.75%                      4.99%
$50,000 but under $100,000                                                        4.50%                      4.71%
$100,000 but under $250,000                                                       3.50%                      3.63%
$250,000 but under $500,000                                                       2.75%                      2.83%
$500,000 but under $1,000,000                                                     2.00%                      2.04%
$1,000,000 or more                                                                None                       None


GROWTH FUND, MID-CAP "EDGE" FUND AND REAL ESTATE SECURITIES FUND

                                                                                   SALES CHARGES AS A PERCENTAGE OF
                                                                                   --------------------------------
AMOUNT OF TRANSACTION AT OFFERING PRICE                                      OFFERING PRICE             NET AMOUNT INVESTED
---------------------------------------                                      --------------             -------------------
Under $50,000                                                                     5.75%                        6.10%
$50,000 but under $100,000                                                        4.75%                        4.99%
$100,000 but under $250,000                                                       3.75%                        3.90%
$250,000 but under $500,000                                                       2.75%                        2.83%
$500,000 but under $1,000,000                                                     2.00%                        2.04%
$1,000,000 or more                                                                None                          None

           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE.

PXP 2069/SC (3/00)

                              PHOENIX-SENECA FUNDS

                       Supplement dated March 17, 2000 to
           Statement of Additional Information dated January 28, 2000

     Effective April 3, 2000, the maximum sales charge payable on Class A Shares of the Growth Fund, the Mid-Cap "EDGE" Fund and the Real Estate Securities Fund will be 5.75%. For the Bond Fund, the maximum sales charge payable on Class A Shares remains at 4.75%. The reduced sales charges payable on investments over certain amounts and the dealer discounts applicable to Class A Shares have also changed. These changes do not affect shareholders' existing investments in the funds. However, any future investments in Class A Shares on or after April 3, 2000, including amounts invested under an automatic investment plan, will be subject to the revised sales charge schedule. The Statement of Additional Information is hereby amended as described below.

The chart below provides restated Class A share average annual total returns (for fiscal year periods) for the Growth Fund, the Mid-Cap "EDGE" Fund and the Real Estate Securities Fund based on the deduction of the new maximum sales charge of 5.75%. This chart replaces Class A share performance information for the funds on page 15 of the current Statement of Additional Information. All other performance information contained in the current Statement of Additional Information remains unchanged.

------------------------------------------------------------------------- -------------------------- ----------------------------
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 9/30/99)(1)                      ONE YEAR               LIFE OF THE FUND(2)
------------------------------------------------------------------------- -------------------------- ----------------------------
Growth Fund Class A Shares                                                          24.30%                     26.53%
------------------------------------------------------------------------- -------------------------- ----------------------------
Mid-Cap "EDGE" Fund                                                                 24.67%                     20.99%
------------------------------------------------------------------------- -------------------------- ----------------------------
Real Estate Securities Fund                                                        -13.26%                       1.44%
------------------------------------------------------------------------- -------------------------- ----------------------------

     (1) Average annual total returns in the table above reflect the deduction of the maximum sales charge (5.75%) for an investment in the funds' Class A shares.
     (2) Since March 8, 1996 for the Growth Fund and Mid-Cap "EDGE" Fund and March 12, 1996 for the Real Estate Securities Fund.

The table under the heading "Dealer Concessions" on page 19 of the current Statement of Additional Information is replaced in its entirety by the following:

BOND FUND

                                                       SALES CHARGES AS A PERCENTAGE OF        DEALER DISCOUNT AS A PERCENTAGE
                                                       --------------------------------        -------------------------------
AMOUNT OF TRANSACTION AT OFFERING PRICE            OFFERING PRICE     NET AMOUNT INVESTED              OF OFFERING PRICE
---------------------------------------            --------------     -------------------              -----------------
Under $50,000                                           4.75%                  4.99%                         4.25%
$50,000 but under $100,000                              4.50%                  4.71%                         4.00%
$100,000 but under $250,000                             3.50%                  3.63%                         3.00%
$250,000 but under $500,000                             2.75%                  2.83%                         2.25%
$500,000 but under $1,000,000                           2.00%                  2.04%                         1.75%
$1,000,000 or more                                      None                   None                          None


GROWTH FUND, MID-CAP "EDGE" FUND AND REAL ESTATE SECURITIES FUND

                                                       SALES CHARGES AS A PERCENTAGE OF        DEALER DISCOUNT AS A PERCENTAGE
                                                       --------------------------------        -------------------------------
AMOUNT OF TRANSACTION AT OFFERING PRICE            OFFERING PRICE     NET AMOUNT INVESTED              OF OFFERING PRICE
---------------------------------------            --------------     -------------------              -----------------
Under $50,000                                           5.75%                  6.10%                         5.25%
$50,000 but under $100,000                              4.75%                  4.99%                         4.25%
$100,000 but under $250,000                             3.75%                  3.90%                         3.25%
$250,000 but under $500,000                             2.75%                  2.83%                         2.25%
$500,000 but under $1,000,000                           2.00%                  2.04%                         1.75%
$1,000,000 or more                                      None                   None                          None

    INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL
                        INFORMATION FOR FUTURE REFERENCE.


PXP 2069B/SC (3/00)